Income Tax Expense (Benefit)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]	INCOME TAX BENEFIT

	Six months ended June 30,
	2020	2019
	(US$ in millions)
	(Unaudited)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$2	$2
Deferred income tax	(2)	(8)
Income tax benefit	$—	$(6)
INCOME TAX EXPENSE (BENEFIT)

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Current income tax
Lump sum in lieu of Macao complementary tax on dividends	$5	$5	$5
Other overseas taxes	1	—	—
Deferred income tax expense (benefit)	16	(12)	(5)
Income tax expense (benefit)	$22	$(7)	$—

Deferred income tax benefit was US$12 million for the year ended December 31, 2018, compared to deferred income tax expense of US$16 million for the year ended December 31, 2017. The deferred income tax benefit in 2018 was primarily due to the reversal of deferred tax liabilities related to accelerated tax depreciation allowance. The 2017 deferred income tax expense was primarily driven by the increase in valuation allowance related to net operating tax losses which either expired or are expected to expire without being utilized.
Deferred income tax benefit was US$5 million for the year ended December 31, 2019, compared to deferred income tax benefit of US$12 million for the year ended December 31, 2018. The deferred income tax benefit in 2019 was primarily due to the reversal of deferred tax liabilities related to accelerated tax depreciation allowance.

(a)Macao complementary tax
Macao complementary tax is levied at progressive rates ranging from 3% to 9% on the taxable income above MOP32,000 (equivalent to US$4,000) but below MOP300,000 (equivalent to US$37,500), and thereafter at a fixed rate of 12%. For the years ended December 31, 2017, 2018 and 2019, a special complementary tax incentive was provided to the effect that the tax free income threshold was increased from MOP32,000 to MOP600,000 (equivalent to US$4,000 to US$75,000) with the profit above MOP600,000 (equivalent to US$75,000) being taxed at a fixed rate of 12%.
Pursuant to the Dispatch No. 320/2013 issued by the Chief Executive of Macao on October 3, 2013, VML was granted an extension of the tax exemption regarding Macao complementary tax on its gaming activities for an additional five years, effective from the tax year 2014 to the tax year 2018. Pursuant to the Dispatch No. 194/2018 issued by the Chief Executive of Macao on August 20, 2018, VML was granted an extension of the tax exemption through June 26, 2022, the date VML’s subconcession agreement expires. Regarding the other subsidiaries, during the years ended December 31, 2017, 2018 and 2019, Macao complementary tax is calculated progressively at a maximum of 12% of the estimated assessable profit.

(b)Lump sum in lieu of Macao complementary tax on dividends
VML entered into Shareholder Dividend Tax Agreements with the Macao government. The agreements provided for an annual payment in lieu of Macao complementary tax otherwise due by VML’s shareholders on dividend distributions to them from gaming profits, effective through the end of 2018. In April 2019, VML entered into another Shareholder Dividend Tax Agreement with the Macao government for an extension of the agreement through June 26, 2022, to correspond to the Macao complementary tax exemption on its gaming activities (see also Note 9(a)).

(c)Hong Kong profits tax
The Company’s subsidiaries that carry on business in Hong Kong are subject to the Hong Kong profits tax at the maximum rate of 16.5% for the years ended December 31, 2017, 2018 and 2019.
9.INCOME TAX EXPENSE (BENEFIT) (CONTINUED)
(d)Reconciliation between income tax expense (benefit) and accounting profit at applicable tax rates
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the domestic tax rates applicable to profits of the consolidated entities in the respective jurisdictions as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Profit before income tax	$1,625	$1,868	$2,033
Tax calculated at domestic rates applicable to profits in the respective jurisdictions	208	238	261
Tax effects of :
Income not subject to tax(i)	(837)	(905)	(966)
Expenses not deductible for tax purposes(i), (ii)	549	574	603
Amortization of pre-opening expenses previously not recognized	(9)	(3)	(1)
Origination and reversal of temporary difference, net	20	4	4
Tax losses for which no deferred income tax assets were recognized	87	80	95
Lump sum in lieu of Macao complementary tax of dividends	5	5	5
Other	(1)	—	(1)
Income tax expense (benefit)	$22	$(7)	$—

(i)For the years ended December 31, 2017, 2018 and 2019, VML was exempt from Macao complementary tax on its gaming activities (see also Note 9(a)). In addition, lease/right-of-use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes,” respectively, in the calculations above.

Additionally, for the years ended December 31, 2017, 2018 and 2019, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
(ii)Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao and The Venetian Macao expired in August 2012 and August 2019 respectively and that for The Plaza Macao, Sands Cotai Central and The Parisian Macao will be expiring in August 2020, December 2027 and September 2028 respectively.